STEVENS & LEE

LAWYERS & CONSULTANTS

111 North 6th Street

P.O. Box 679

Reading, PA 19603-0679

(610) 478-2000 Fax (610) 376-5610

www.stevenslee.com

Direct Dial:	(610) 478-2184
Email:	dws@stevenslee.com
Direct Fax:	(610) 988-0815

September 19, 2012

Mr. Christian Windsor

Special Counsel

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Mail Stop 4561

Re:	First Priority Financial Corporation

Registration Statement on Form S-4

Filed August 7, 2012

File No. 333-183118

Dear Mr. Windsor:

We are responding to your letter, dated August 31, 2012, relating to the aforementioned Registration Statement of First Priority Financial Corp. (the “Company” or “First Priority”). Each of your comments is set forth below, together with the Company’s related response. For convenience of reference, we have repeated each of your questions or comments, in bold, immediately prior to our related response.

Summary, page 10

1.	Revise the summary to discuss the need to close a private placement of at least $6 million as a condition to closing of the merger. We note the last risk factor on page 29. Please also tell us about the current state of your private placement. Has First Priority commenced this process, and does First Priority have any basis to believe that they will be able to raise the funds before the February 2013 termination date.

The Company has added the following disclosure on page 11 of the Registration Statement in response to the Staff’s comment:

First Priority Private Placement of Equity Securities

Completion of the merger is conditioned upon First Priority’s completion of a $6 million private placement of equity securities, and completion of the private placement is conditioned upon the closing of the merger. It is anticipated that the majority of this capital will be raised from current shareholders, directors and management of Affinity and First Priority. Through September 14, 2012, First Priority has obtained written commitments from

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

such investors totaling $4 million in common equity. First Priority will be required to raise the remaining $2 million prior to closing of the merger. First Priority and Affinity are in continuing discussions with several potential investors and expect to meet or exceed the minimum capital investment required by the merger agreement.

Summary, page 10

Information about the Parties, page 10

2.	Please revise to disclose that there is no trading market for either company’s shares. Also, give the latest trading price known to management for both shares or indicate that you do not have this information. Make similar changes to your disclosure on pages 57 and 290.

The Company has moved and amended the disclosure on page 12 under the heading “Trading Market” in the Registration Statement to page 10. This disclosure reads in full as follows (new language in italics):

Trading Market

Currently, neither the common stock of First Priority nor the common stock of Affinity is traded on a national securities exchange, listing service, or similar trading platform for listing or quotation of securities and there is currently no public trading market for the common stock of either First Priority or Affinity. However, in connection with the contemplation of the merger, First Priority has agreed to apply for listing or quotation of its common stock on or before April 30, 2013. The most recent trading price for First Priority’s common stock known to First Priority’s management was $5.25 per share on May 26, 2011, and the most recent trading price for Affinity’s common stock known to Affinity’s management was $9.00 on June 4, 2010. Given the absence of an established trading market and publicly available trading information for First Priority and Affinity shares, such prices may not reflect actual current market values.

Similar revisions have been made on pages 59 and 297.

Affinity’s Directors and Executive Officers Have Financial Interests..., page 14

3.	Revise this section to summarize the significant financial interests that Affinity’s board and officers have that are different from shareholders. Make similar changes to your risk factor disclosure on page 31.

The Company has revised the disclosure on page 14 to read in full as follows (new language in italics):

Affinity’s Directors and Executive Officers Have Financial Interests in the Merger that May Differ from Your Interests (page 60)

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

Executive officers of Affinity negotiated the terms of the merger agreement with their counterparts at First Priority, and Affinity’s board of directors approved and adopted the merger agreement and unanimously recommended that Affinity shareholders vote to adopt the merger agreement. In considering the information contained in this joint proxy statement/prospectus, you should be aware that Affinity’s executive officers and directors have financial interests in the merger that may be different from, or in addition to, the interests of Affinity shareholders. These include:

•

Mr. Ehrlich, Affinity’s Chairman and Chief Executive Officer, entering into an employment agreement with First Priority that provides, among other things, salary, bonus opportunity, severance and/or other benefits following the merger;

•	Payments that certain officers of Affinity are entitled to receive in connection with the merger;

•	Acceleration of vesting of stock options and restricted stock awards;

•	Provisions in the merger agreement relating to indemnification of directors and officers and insurance for directors and officers of Affinity for events occurring before the merger;

•	The continued employment of certain officers of Affinity by First Priority following the close of the merger; and

•	The retention of all of the directors of Affinity on the First Priority board of directors.

These additional interests of Affinity’s executive officers and directors may create potential conflicts of interest and cause some of these persons to view the proposed transaction differently than you may view it as a shareholder.

Affinity’s board of directors was aware of these interests and took them into account in its decision to approve the agreement and plan of merger. For information concerning these interests, please see the discussion under the caption “The Merger—Affinity’s Directors and Executive Officers Have Financial Interests in the Merger”.

Similar revisions have been made to the risk factor on page 32 as requested by the Staff.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

Unaudited Pro Forma Combined Consolidated Financial Information, page 20

4.	Please tell us how pro forma adjustment (8) related to the issuance of 1,075,000 new shares of common stock for proceeds of $5.94 million to be invested in available for sale securities is directly attributable to the transaction and factually supportable for inclusion as a pro forma adjustment under Rule 11-02(b)(6) of Regulation S-X.

The issuance of 1,075,000 new shares of common stock for proceeds of $5.94 million is directly attributable to the transaction as it is both contingent on the closing of the merger and, pursuant to the merger agreement, a required condition to the closing of the merger (i.e. the merger is contingent on the capital raise and the capital raise is contingent on the merger). The capital raise is factually supportable given that it is a best-efforts-all-or-nothing offering of a minimum amount of gross proceeds, where either $6 million will be raised and the merger consummated, or no capital will be raised and the merger will not be consummated.

Risk Factors, page 29

5.	Add a risk factor to address your considerable deferred tax holdings, including the likelihood that you may need to take further impairments if you are not able to continue to generate positive income in the coming periods. Also, include in the risk factor disclosure to address the fact that most of your income in the first six months of 2012 were derived from reversing the impairment of your deferred tax asset.

The Company has added the following risk factor on page 35 in response to the Staff’s comment.

A significant portion of First Priority’s 2012 year to date net earnings was derived from the reversal of a valuation allowance on our deferred tax asset, and at June 30, 2012, the recorded net deferred tax asset of $1.3 million could expire with little or no benefit if First Priority does not continue to generate future taxable income.

For the six month period ended June 30, 2012, First Priority reported net income of $1.4 million, of which $1.0 million was attributable to the reversal of a deferred tax asset valuation allowance. At June 30, 2012, First Priority had a recorded net deferred tax asset of $1.3 million resulting from the valuation allowance reversal, a substantial portion of which was attributable to net operating loss carryforwards. In order for First Priority to realize the benefit of such amounts, First Priority will need to generate future taxable income within the carryforward period (net operating loss carryforwards expire in 2026 through 2030). If First Priority is unable to otherwise generate sufficient future taxable income to realize the benefit of the recorded net deferred tax asset, such amounts could expire with no benefit, requiring First Priority to recognize the lost benefit amounts as income tax expense in its statements of operations.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

6.	The investors in the combined company will own an institution with different characteristics than either existing company. Please add risk factors that discuss the risks to investors from approving the merger that may result in owning a company with different capital ratios and amounts of non-performing assets. Consider providing risk factors that discuss the changes to the companies from the point of view of Affinity and First Priority shareholders individually.

The Company has added an additional risk factor on page 36 in response to the Staff’s comment.

The shares of First Priority common stock to be received by Affinity..., page 31

7.	Revise this risk factor to describe the material changes to the rights of Affinity shareholders if they receive First Priority shares in the merger.

The Company has revised this risk factor to clearly state that, as First Priority shareholders, former Affinity shareholders will have different voting rights with respect to certain corporate actions to be taken upon consummation of the merger. The revised risk factor reads in full as follows (new language in italics):

Upon completion of the merger, Affinity shareholders will become First Priority shareholders. Their rights as shareholders will be governed by Pennsylvania corporate law and the articles of incorporation and bylaws of First Priority. Certain voting rights associated with Affinity common stock are different from voting rights associated with First Priority common stock. Specifically:

•

Amendments to the Articles of Incorporation of Affinity requires approval of the board of directors and the affirmative vote of holders of a majority of the votes cast by all shareholders whereas amendments to certain provisions of the Articles of Incorporation of First Priority requires the affirmative vote of holders of at least 80% of the votes that all shareholders are entitled to cast or the affirmative vote of holders of 80% of the members of the board of directors.

•

Affinity’s bylaws may be altered, amended, added to or repealed by a vote of a majority of the board of directors whereas amendment, alteration change or repeal of certain sections of First Priority’s bylaws requires the affirmative vote of holders of at least 80% of the votes that all shareholders are entitled to cast and/or the affirmative vote of 80% of the entire board of directors.

•

Any plan or proposal for the merger, consolidation, liquidation or dissolution of Affinity, or any action that would result in the sale or other disposition of all or substantially all of the assets of Affinity, requires the affirmative vote of at least eighty percent (80%) of the outstanding shares entitled to vote, unless the

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

proposed action was approved by 75% of the members of Affinity’s board of directors who have been in office for at least one year. Conversely, any such plan or proposal involving First Priority requires the affirmative vote of a majority of the votes cast by the holders of shares of First Priority common stock.

See the section of this joint proxy statement/prospectus titled “Comparison of Shareholders’ Rights” beginning on page 294 for a discussion of the different rights associated with ownership of First Priority common stock.

First Priority’s Reasons for the Merger, page 40

8.	Provide the staff with copies of all reports, presentations or other documents presented to the board of First Priority by Griffin.

The materials requested by the Staff in response to this comment are being provided to the Staff under separate cover by Stevens & Lee, P.C. on a confidential and supplemental basis pursuant to Rule 418 under the Securities Act of 1933. In accordance with Rule 418, return of these materials to the undersigned promptly following completion of the Staff’s review thereof is hereby requested. In addition, under the Freedom of Information Act, as amended (“FOIA”), in accordance with 17 C.F.R. §200.83(b), confidential treatment is hereby requested for the materials, in each case due to the sensitive commercial and financial nature thereof.

9.	On page 36, you indicate that one of the reasons that First Priority first began to consider its strategic options was its desire to escape the restrictions placed on TARP CCP recipients. Please revise this section to clarify how the transaction contemplated in the S-4 will address that concern.

The Company has added the following bullet to the factors considered by the Company’s board on page 43 under the heading “First Priority’s Reasons for the Merger”:

•

Management’s and the board of directors’ expectation that the benefits discussed above, including the view that a larger, combined company with a stronger earnings and operating profile, together with a broader shareholder base through the addition of the Affinity shareholders, would have more access to different sources of capital, which, when coupled with retention of higher levels of earnings, will eventually enable First Priority to redeem the shares of its preferred stock issued to the Treasury under the TARP CPP.

Affinity’s Reasons for the Merger, page 47

10.	Provide the staff with copies of all reports, presentations or other documents presented to the board of Affinity by Boenning.

The materials requested by the Staff in response to this comment are being provided to the Staff under separate cover by Stevens & Lee, P.C. on a confidential and supplemental basis pursuant to Rule 418 under the Securities Act of 1933. In accordance with Rule 418, return of these materials to the undersigned promptly following completion of the Staff’s review thereof is hereby requested. In addition, under FOIA, in accordance with 17 C.F.R. §200.83(b), confidential treatment is hereby requested for the materials, in each case due to the sensitive commercial and financial nature thereof.

11.	On page 51, you indicate that Boenning relied on the “estimates and judgments of the management of… First Priority as to their most likely future performance and... synergies.” To the extent that Affinity or its advisor was provided non-public information about First Priority, particularly concerning the value of the loan portfolio or tax assets, or concerning future performance, provides copies to the staff. Similarly, provide the staff with copies of any similar information provided by Affinity to First Priority or its financial advisor.

The materials requested by the Staff in response to this comment are being provided to the Staff under separate cover by Stevens & Lee, P.C. on a confidential and supplemental basis pursuant to Rule 418 under the Securities Act of 1933. In accordance with Rule 418, return of these materials to the undersigned promptly following completion of the Staff’s review thereof is hereby requested. In addition, under FOIA, in accordance with 17 C.F.R. §200.83(b), confidential treatment is hereby requested for the materials, in each case due to the sensitive commercial and financial nature thereof.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

Certain Material United States Federal Income Tax Consequences of the Merger, page 75

12.	Revise this section to remove the language stating that “assuming the merger will be treated as a reorganization.” The disclosure in this section is supported by the opinion of counsel and assuming material tax consequences is not appropriate.

The Company has deleted the phrase “assuming the merger will be treated as a reorganization” on page 78 as requested by the Staff.

Information About First Priority Financial Corp.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies, page 84

13.	Please revise your next amendment to present a discussion of your specific critical accounting policies. The disclosure should provide greater insight into the quality and variability of information regarding financial condition and operating performance. The discussion in MD &A should present your analysis of the uncertainties involved in applying a principle at a given time or the variability that is reasonably likely to result from its application over time. Your disclosures should discuss the following:

•	why management believes the accounting policy is critical;

•	how accurate your estimates and assumptions have been in the past, how much they have changed in the past and whether they are likely to change in the future; and

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

•	quantitative disclosure of your sensitivity to change based on other outcomes that are reasonably likely to occur and that would have a material effect on the company.

The Company has revised the “Critical Accounting Policies” disclosure beginning on page 86 to provide additional disclosure as requested by the Staff.

14.	Further, please revise Note 1 Significant Accounting Policies to the audited financial statements in your next amendment to provide specific information as it relates to each of the pertinent statement of financial position and income statement line items.

In a telephone conversation with the Staff on September 11, 2012, the Company was advised that no response to this comment is required.

Financial Condition as of June 30, 2012 and December 31, 2011

Allowance for Loan Losses, page 104

15.	Please revise your next amendment to more comprehensively bridge the gap between changes in the credit quality of your loan portfolio and the amount of your provision for loan losses recorded during the periods presented and the amount of the allowance for loan losses at period end. Specifically, we note the significant increase in impaired loans and non-accrual loans from December 31, 2010 to December 31, 2011, yet the decrease in the provision for loan losses, and thus the coverage ratio of the allowance for loan losses to non-performing loans during these periods. Please be as specific and detailed as needed to provide an investor with a clear understanding of the observed change in the credit quality of your loan portfolio and how this change, as well as any other key drivers, impact each component of the allowance for loan losses.

The Company has added the following disclosure to address the Staff’s comment, as requested.

Page 112:

A specific allocation of the allowance for loan losses of $980 thousand has been provided on impaired loans of $6.5 million at June 30, 2012 compared to a specific allocation of $1.4 million related to $7.7 million of impaired loans at December 31, 2011, or a $1.2 million decline in impaired loans. The June 30, 2012 qualitative and quantitative analysis of the loan portfolio, after the effect of net charge-offs and the above mentioned specific allocation, resulted in the general portion of the allowance for loan losses of $569 thousand, flat compared to December 31, 2011.

Page 101:

The provision for loan losses declined $225 thousand in 2011 to $1.08 million from $1.31 million for the year ended December 31, 2010. The level of provision is partially determined based on incremental loan volume, which was $6.6 million and $38.1 million for the years ended December 31, 2011 and 2010, respectively, and by the analysis of the adequacy of the allowance as described above, including an analysis of impaired and non-performing loans. The level of provision for loan losses recorded in 2010 was also directly affected by a $976 thousand charge-off related to one loan relationship which was forced into involuntary bankruptcy after fraud at the borrower was discovered during 2010. This loan was not considered impaired as of the end of 2009; therefore, the unanticipated loss due to fraud resulted in a relatively higher level of provision for loan losses in 2010.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

Page 125:

The $5.4 million increase in non-performing loans in 2011 was principally the result of five lending relationships that were placed on non-performing status during 2011. One commercial and industrial loan relationship, totaling $3.7 million was restructured as a troubled debt restructuring resulting in a charge-off of $265 thousand and a remaining principal balance of $3.4 million, was classified as non-accrual, performing under the terms of the restructured agreement and is fully secured by inventory and real estate. In addition, a $1.2 million commercial and industrial loan, net of an $80 thousand charge-off, and a $436 thousand home equity line of credit secured by real estate, net of a $259 thousand charge-off, both were placed in non-accrual status during 2011. Two additional loans, both of which continue to pay based on their terms, totaling $559 thousand were also placed in non-accrual status pending confirmation of repayment sources and/or value of collateral. A specific allocation totaling $835 thousand of the allowance for loan losses was identified for these five non-performing loans as of December 31, 2011. The specific allocation is determined under the guidance of FASB ASC 310, Receivables, on a loan by loan basis and is derived by an analysis of either the current value of the collateral less an estimated disposal cost as measured against the principal balance if the loan is collateral dependent or the present value of expected future cash flows discounted at the loan’s effective interest rate. Comparatively, as of December 31, 2010, there was principally one loan relationship totaling $1.3 million which was considered impaired; however, this relationship was also considered well collateralized and required no specific allocation. The addition of these previously mentioned loans to non-performing status during 2011 principally accounted for the specific allocation of $1.4 million on impaired loans and also principally accounted for the $1.2 million increase in the allocation of the allowance for loan losses specific to the commercial and industrial portion of the loan portfolio. The qualitative and quantitative analysis of the loan portfolio, after the effect of net charge-offs and the specific allocation for impaired loans, resulted in a general portion of the allowance for loan losses of $568 thousand as of December 31, 2011. As noted above, First Priority charged-off $604 thousand during 2011, specifically related to loans placed in non-accrual status, which impacted the required ending balance of the allowance for loan losses.

16.	We note the significant increase in impaired loans from December 31, 2010 to December 31, 2011, specifically in impaired commercial and industrial loans with a related allowance. Please revise your next amendment to provide an analysis of this trend and to specifically explain how you determined the specific calculation of the allowance related to these impaired loans.

As included in the disclosure added to page 125 in response to Comment 15 above, the Company notes that the addition of the previously mentioned commercial and industrial loans to non-performing status during 2011 principally accounted for the specific allocation of $1.2 million on impaired loans related to that portion of the loan portfolio. Also, as further described in the disclosure added to page 125, any specific allocations are determined under the guidance of FASB ASC 310, Receivables, on a loan by loan basis for any loans considered impaired and are based on an analysis of either the current value of the collateral less an estimated disposal cost as measured against the principal balance if the loan is collateral dependent or the present value of expected future cash flows discounted at the loan’s effective interest rate.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

First Priority’s Financial Statements

Unaudited Notes to Consolidated Financial Statements

Note 3—Recently Issued Accounting Standards, page 140

17.	Please revise your next amendment to clarify why you are continuing to evaluate the effect of the implementation of ASC 2011-04 as it became effective for all interim and annual periods beginning on or after December 15, 2011.

The Company notes that the disclosure on page 147 with respect to the implementation of ASU 2011-04 originally stated that “No significant impact to amounts reported in the consolidated financial position or results of operations occurred from the adoption of ASU 2011-04.” However, the Company has revised the disclosure related to ASU 2011-04 in the Notes to Consolidated Financial Statements on page 184 to provide the same disclosure. The Company has also updated the disclosure related to ASU 2011-03 and ASU 2011-08 on pages 147, 184 and 185 to accurately reflect that there was no significant impact resulting from the adoption of these standards for the respective reporting periods.

Note 11—Federal Income Taxes, page 155

18.	Please revise your next amendment to include a reconciliation in tabular format from your federal income tax at the statutory rate and the actual income tax expense (benefit) attributable to your Company for the periods presented in accordance with ASC 740-10-50-12.

The Company has revised the disclosure related to ASC 740-10-50-12 on pages 163 and 202 to include the tabular reconciliation requested by the Staff.

19.	We note you have recorded a partial allowance for your deferred tax asset and have released a portion of the valuation allowance during fiscal 2011 and in the interim period of fiscal 2012. We also note that you have recognized significant cumulative losses during the fiscal 2007-2011 fiscal periods. Your disclosures and management’s assertion of realizability of the net deferred tax asset is based on tax planning strategies and estimated future taxable income. In determining the need for a valuation allowance, forming a conclusion that a valuation allowance is not needed is difficult when there is negative evidence such as cumulative losses, which is considered a significant piece of negative evidence that is difficult to overcome (refer to paragraphs 21 – 23 of ASC 740- 10-30). Furthermore the weight given to the potential effect of negative and positive evidence should be commensurate with the extent to which it can be objectively verified. Please provide us with specific detailed information to support the realizability of the net deferred tax asset, and your accounting, at December 31, 2011 as well for each of the interim reporting periods during fiscal 2012.

Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized. Management of First Priority evaluates the likelihood of realizing our deferred tax asset by estimating sources of future

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

taxable income and the impact that tax planning strategies, future market growth and forecasted earnings are expected to have in regards to future taxable income in determining the realizability of deferred tax assets. Management uses its judgment to make the determination if it is more likely than not that the deferred tax assets for which a valuation allowance has been established will be realized. Once this determination has been made, the related valuation allowance is reduced and a benefit to earnings would be recorded.

As of June 30, 2012, First Priority has a total net deferred tax asset of $3.6 million (before the valuation allowance) with a related valuation allowance of $2.3 million resulting in a net deferred tax asset of $1.3 million recorded on the balance sheet. The most significant component of the deferred tax asset relates to a net operating loss carryforward of $7.2 million, or a $2.4 million tax impact. Similarly, as of December 31, 2011, the Company had a total net deferred tax asset of $3.8 million (before the valuation allowance) with a related valuation allowance of $3.3 million resulting in a net deferred tax asset of $524 thousand recorded on the balance sheet with $8.0 million related to a net operating loss carryforward, or a $2.7 million tax impact.

As a de novo organization, a valuation allowance was utilized to fully reserve all components of the deferred tax asset during the initial years of operations. The Company was profitable for the year ended December 31, 2011 and the valuation allowance was partially reversed in 2011 by the portion of deferred taxes that management determined would be utilized based on forecasted results over the next twelve months. As of June 30, 2012, management concluded that it was appropriate to further reduce the valuation allowance by an amount which is supported by forecasted results over the next 24 months based on continuing profitability and the positive impact of improving asset quality, the resolution of an outstanding lawsuit related to a specific non-performing loan and the general improvement of the industry. Management believes that is it more likely than not that the Company will be able to utilize the full amount of the recorded net deferred tax asset to offset future income tax.

The Company evaluates the carrying amount of its deferred tax assets on a quarterly basis in accordance with the guidance provided in FASB ASC Topic 740, Income Taxes, to apply the criteria set forth therein to determine whether it is more likely than not that some portion of the deferred tax asset will not be realized within its life cycle, based on the weight of available evidence. If management makes a determination based on the available evidence that it is more likely than not that some portion of the deferred tax asset will not be realized in future periods, the valuation allowance will be adjusted appropriately. These determinations are inherently subjective and dependent upon estimates and judgments concerning management’s evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies and assessments of the current and future economic and business conditions.

In assessing the valuation allowance related to the deferred tax asset, the Company weighs both positive and negative evidence currently available. Judgment is required when considering the relative impact of such evidence. The weight given to the potential effect of positive and negative evidence must be commensurate with the extent to which it can be objectively verified.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

As stated in the SEC’s comment, negative evidence does exist in that the Company has cumulative losses. However, the Company is a de novo institution formed in 2005. As such, these losses, as detailed below, were accumulated in the early years of operations and included incremental costs related to the expansion of the business into a new market in 2008. As the Company has progressed through its de novo status, this trend has reversed in more recent years and net operating losses have been utilized, beginning in 2011, as the Company has become profitable. The following table illustrates this trend:

Year	NOL	Tax Benefit @34%	Expires	Utilization	Remaining @ 6/30/12
2005	$272,511	$92,654	2025	$(92,654)	$—
2006	2,134,107	725,596	2026	(419,245)	306,351
2007	1,884,471	640,720	2027		640,720
2008	3,315,353	1,127,220	2028		1,127,220
2009	777,097	264,213	2029		264,213
2010	319,040	108,474	2030		108,474

Total	$8,702,579	$2,958,877		$(511,899)	$2,446,978

The Company has exhibited consistent and improving financial results with consistent earnings over the past four quarters on a pre-tax basis (displayed below) totaling just under $1 million for that 12 month period; partially the result of several cost reductions strategies implemented in early 2011.

	Q311	Q411	Q112	Q212
Pre-tax earnings (in thousands)	$290	$325	$262	$70

The trailing 12 months earnings (listed above) include the following items, which management considered separately as part of its analysis and, as such, provide further positive evidence that forecasted earnings will support the level of valuation allowance for each of the reported periods:

•

Loan collection expenses totaling $556 thousand (collateral protection and legal expenses) which consisted of life insurance premiums and related legal costs paid by the Company on three life insurance policies, to secure the Company’s position and protect its interests on these policies, which serve as collateral on related non-performing loans. The Company entered into a settlement and release agreement, as disclosed in the Form S-4, whereby it was agreed that the Company was paid $1.2 million for the release of the collateral and payment on the outstanding loan balance. Accordingly, operating expenses based on the trailing twelve months would be reduced by approximately $556 thousand.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

•

During the second quarter of 2012, management made a determination that it was probable (i.e., more likely than not) that the Company would meet the requirements of the 2009 Deferred Compensation Plan in 2012; and therefore recorded non-recurring expenses, as required by the Plan, totaling $255 thousand.

•	One-time merger related costs in connection with the proposed merger with Affinity of $143 thousand were recorded in the second quarter of 2012.

Projected results over the next two year period are expected to continue to improve which, if realized, would result in sufficient earnings to support the current balance of the deferred tax asset within that timeframe. Supplemental material related hereto is being provided to the Staff under separate cover by Stevens & Lee, P.C. on a confidential and supplemental basis pursuant to Rule 418 under the Securities Act of 1933. In accordance with Rule 418, return of this material to the undersigned promptly following completion of the Staff’s review thereof is hereby requested. In addition, under FOIA, in accordance with 17 C.F.R. §200.83(b), confidential treatment is hereby requested for the material, due to the sensitive commercial and financial nature thereof.

As of June 30, 2012 and December 31, 2011, the net recorded deferred tax asset was $1.3 million and $524 thousand, respectively. To realize the benefit related to the recorded deferred tax assets, the Company would be required to realize approximately $3.8 million and $1.5 million in taxable income, respectively.

•

Management’s reliance on these projected results is supported by the review of past results in relation to budgeted and forecasted results. For the years ended 2010 and 2011 and the first six months of 2012, the Company’s core earnings have substantially reflected the budgeted / forecasted results and are considered reliable by management.

•	Although realization is not assured, based on our projections of future taxable income alone, management believes that the recorded deferred tax assets are more likely than not to be realizable.

•	Also, as of each balance sheet date, the valuation allowance substantially covers the deferred tax asset related to net operating losses previously incurred by the Company.

Another positive factor considered when assessing future results is the general improvement of credit quality at the Company. As of June 30, 2012, the Company had non-performing loans of $5.6 million consisting of 3 lending relationships that are currently not paying, totaling $1.7 million, as well as 2 additional relationships totaling $3.9 million which are currently paying as agreed. Adversely classified loans, which reached a peak level at March 31, 2011 totaling $16.3 million, have steadily declined to total $14.3 million at the end of 2011 and continued to decline to $10.0 million as of June 30, 2012. In addition, other real estate owned also declined from $2.2 million as of the end of 2010 to $230 thousand as of both December 31, 2011 and June 30, 2012. This decline in non-performing assets positively impacts earnings through a reduction of workout and foreclosure costs as well as the ongoing maintenance and other costs related to other real estate owned.

The Company also considered tax planning strategies under the guidance of ASC 740-10-30 paragraph 19 to determine strategies that could accelerate taxable income so that the Company can take advantage of future deductible differences. The strategy must be prudent and feasible; however, the Company does not need to have specific plans to implement the strategy, but could be an opportunity that the Company could implement in order to take advantage of net operating loss carryforwards.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

•

Tax planning strategies exist as of June 30, 2012 and December 31, 2011 related to unrealized gains on available for sale securities of $909 thousand and $861 thousand, respectively, which would utilize $309 thousand and $293 thousand, respectively, of deferred tax assets. This strategy could be used to accelerate taxable income, without requiring incremental expenses, in order to take advantage of net operating loss carryforwards in the event that core earnings growth is not achieved as forecasted.

While the Company does not consider the overall state of the industry in assessing its ability to generate future taxable income to substantiate the reversal of a deferred tax valuation allowance, the Company believes that its assessment of its loan portfolio and its general expectations with respect to future operations and the impact on earnings are not contradicted by the state of and general expectations with respect to the overall Banking Industry. According to several industry analysts, that the industry is rebounding from the credit crisis of 2008. According to an article by Marcy Gordon of the Associated Press on July 5, 2012:

•	Fewer U.S. Banks are failing than at any time since the financial crisis erupted in 2008

•	Banks, in general, are making more money. In the first three months of 2012, the industry’s earnings reached $35 billion, up from $29 billion in the first quarter of 2011

•	FDIC figures show loan losses have fallen for seven straight quarters; the proportion of loans with payments overdue by 90 days or more has dropped for eight straight quarters

•	More jobs have been added to the economy (1.8 million over the past year) which signifies a stronger economy

•	Record low interest rates have helped banks reduce cost of funds and these rates are expected to continue for the immediate future

•	51 bank mergers were announced in the first quarter of 2012 (SNL)

Exhibits and Financial Statement Schedules, page II-2

20.	Please provide Exhibits 5.1, 8.1 and 8.2 with your next amendment so that we will have time to review them prior to effectiveness.

The Company has included Exhibits 5.1, 8.1 and 8.2 with Amendment No. 1.

STEVENS & LEE

LAWYERS & CONSULTANTS

Mr. Christian Windsor

Securities and Exchange Commission

September 19, 2012

Thank you for your attention to this matter. We look forward to working with the Commission to resolve and address these comments expeditiously. If you have further questions or need any further information, please do not hesitate to call me at (610) 478-2184.

Sincerely,

STEVENS & LEE, P.C.

David W. Swartz

Enclosures

cc:	Mr. David E. Sparks, First Priority Financial Corp.
Kimberly J. Decker, Esq., Barley Snyder, LLP